Note 8 - Loans Payable - Schedule of Loans Outstanding (Details) (Parentheticals)		Jun. 30, 2018	Dec. 31, 2017
Unsecured loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	[1]	12.00%	12.00%

[1]	The Company received an unsecured short-term loan during the period. Included in loans payable are loans amounting to $90,000 (2017 - $nil) to related parties as disclosed in Note 16.